Shareholder Report, Line Graph (Details) 194048_Innovator Equity Defined Protection ETF - 6 Mo Jan-Jul_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Oct. 31, 2024	Jun. 28, 2024	Oct. 31, 2025
Innovator Equity Defined Protection ETF® - 6 Mo Jan/Jul
Account Value [Line Items]
Line Graph and Table Measure Name			Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul NAV
Accumulated Value	$ 10,268	$ 10,000	$ 11,067
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 TR
Accumulated Value	10,493	10,000	$ 12,744
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500
Accumulated Value	$ 10,449	$ 10,000	$ 12,527